PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 8. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2018	2017
Vehicles	$189,167	$199,348
Machinery	6,268	24,541
Furniture	12,123	12,775
Leasehold improvement	27,894	29,398
Building	173,388	182,721
Less: accumulated depreciation	(138,026)	(76,308)
Property and equipment, net	$270,814	$372,475

Depreciation expense was $68,056, $
62,602 and $10,342,
respectively, for the years ended December 31, 2018, 2017 and 2016.

The net book value of the unused coal distributor was fully impaired as of December 31, 2018 as it is not expected to generate future cash flow to the Company. The coal distributor is a machine used for coal blending manufacture was bought in February 2016, and was not regularly used in the daily manufacture. An impairment loss of $17,652 was recognized in the statements of operations for the year ended December 31, 2018.